Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 18, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	KraneShares Trust: Pre-Effective Amendment No. 2 Filing (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

On behalf of our client, KraneShares Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A. The purpose of Pre-Effective Amendment No. 2 is to (i) respond to the Staff’s comments on the Trust’s Pre-Effective Amendment No. 1 filing; (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s initial series, the KraneShares Dow Jones China Select Dividend ETF; and (iii) file all remaining required exhibits to the Trust’s Registration Statement.

Please contact me at (202) 373-6101 with your questions or comments.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores